Related Party Transactions	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions

Amounts receivable from and payable to related parties are as follows:

	December 31,
($ thousands)	2016	2015

Tax related receivables	—	1,286
Trade receivables	71	8
De Agostini Group	71	1,294

Trade receivables	10,970	17,347
Autogrill S.p.A.	10,970	17,347

Trade receivables	1,597	2,086
OPAP S.A.	1,597	2,086

Trade receivables	—	—
Ringmaster S.r.l.	—	—

Total related party receivables	12,638	20,727

Tax related payables	72,916	35,627
Trade payables	27,578	3,354
De Agostini Group	100,494	38,981

Trade payables	365	846
Autogrill S.p.A.	365	846

Trade payables	2,454	524
Ringmaster S.r.l.	2,454	524

Total related party payables	103,313	40,351

Tax related receivables and payables arise from the tax consolidation performed at the De Agostini Group level.

The following table sets forth transactions with related parties:

	For the year ended December 31,
($ thousands)	2016	2015	2014
Service revenue and product sales
OPAP S.A.	4,437	4,036	3,153
Ringmaster S.r.l.	156	239	535
Autogrill S.p.A.	59	6,060	7,834
De Agostini Group	19	21	380
	4,671	10,356	11,902

Operating costs
Ringmaster S.r.l.	9,535	12,651	14,808
Assicurazioni Generali S.p.A.	3,102	3,003	3,641
Autogrill S.p.A.	678	—	—
Willis Towers Watson	550	5,000	3,300
OPAP S.A.	87	—	—
De Agostini Group	57	569	1,266
	14,009	21,223	23,015

From time to time, the Company makes strategic investments in publicly traded and privately held companies that develop software, hardware and other technologies or provide services supporting its technologies. The Company may purchase from or make sales to these organizations. The Company believes that the terms of each of these arrangements were fair and not less favorable to the Company than could have been obtained from unaffiliated parties.

De Agostini Group

The Company is majority owned by De Agostini S.p.A. Amounts receivable from De Agostini S.p.A. and subsidiaries of De Agostini S.p.A. (“De Agostini Group”) are non-interest bearing.

Autogrill S.p.A.

A Board member, Gianmario Tondato da Ruos, is Chief Executive Officer and a director of Autogrill S.p.A. (“Autogrill”), a global operator of food and beverage services for travelers. Under concessions signed with operators of airports, motorways and railway stations in Italy, Autogrill is also a seller of scratch and win (“S&W”) and lottery tickets.

Ringmaster S.r.l.

The Company has a 50% interest in Ringmaster S.r.l., an Italian joint venture, which is accounted for using the equity method of accounting. Ringmaster S.r.l. provides software development services for the Company’s interactive gaming business pursuant to an agreement dated December 7, 2011. The Company's investment in Ringmaster S.r.l. was $0.6 million and $0.5 million at December 31, 2016 and 2015, respectively.

Assicurazioni Generali S.p.A.

Assicurazioni Generali S.p.A. (“Generali”) is a related party of the Company as the Vice-Chairman of the Board also serves on Generali’s board of directors. In 2012, the Company entered into a lease agreement to lease the Company’s facility in Rome, Italy from a wholly-owned subsidiary of Generali.

Yeonama Holdings Co. Limited and OPAP S.A.

The Company has a 30% interest in Yeonama Holdings Co. Limited (“Yeonama”), which is accounted for at cost. Yeonama is a shareholder in Emma Delta Limited, the fund that holds a 33% interest in OPAP S.A. (“OPAP”), the Greek gaming and football betting operator. Marco Sala, Chief Executive Officer of the Company and Board member, is a member of the board of directors of OPAP. GTECH UK Interactive Limited (“GTECH UK”), a subsidiary of the Company, provides sports betting and player account management systems to OPAP S.A. The Company is also a technology provider of VLT central systems to OPAP S.A. The Company's investment in Yeonama was $20.3 million and $20.9 million at December 31, 2016 and 2015, respectively.

CLS-GTECH Company Limited

The Company has a 50% interest in CLS-GTECH Company Limited (“CLS-GTECH”), which is accounted for using the equity method of accounting. CLS-GTECH is a joint venture that was formed to provide a nationwide KENO system for Welfare lotteries throughout China.

Connect Ventures One LP

Since 2011, the Company has held an investment in Connect Ventures One LP, a venture capital fund which targets ‘‘early stage’’ investment operations, with the legal status of limited partnership under English law. The fund is considered a related party because at least one key figure in the fund’s management is related to a number of leading representatives of De Agostini S.p.A., as well as directors of the Company.

The Company’s investment in Connect Ventures One LP was $4.2 million and $4.7 million at December 31, 2016 and 2015, respectively. The Company accounts for this investment as an available for sale investment.

Connect Ventures Two LP

Since November 24, 2015, the Company has held an investment in Connect Ventures Two LP. The fund is considered a related party because at least one key figure in the fund’s management is related to a number of leading representatives of De Agostini S.p.A., as well as directors of the Company.

The Company’s investment in Connect Ventures Two LP was $1.7 million and $0.5 million at December 31, 2016 and 2015, respectively. The Company accounts for its investment as an available for sale investment.

Willis Towers Watson

One of the Board members, James McCann, is a member of the board of directors of Willis Towers Watson (previously Willis Group Holdings PLC) (“Willis Towers”), a global firm with offerings from insurance and reinsurance to retirement planning and health-care consulting. Another Board member, Sir Jeremy Hanley, was a member of the board of directors of Willis Ltd., a subsidiary of Willis Towers until February 2017. The Company obtains insurance coverage, including director and officer insurance, through subsidiaries of Willis Towers.

Employment Arrangement

Enrico Drago, the son of Board member Marco Drago, is a board member and Chief Executive Officer of the Company’s wholly owned subsidiary Lottomatica S.p.A. On March 29, 2017, Enrico Drago resigned as CEO and board member of Lottomatica Spa. He continues to serve as a board member of Lottoitalia.